INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Current Inventories
	December 31,
	2012	2011

Raw materials	$35	$113
Work in progress	95	96
Finished products	4,393	5,579

Total	$4,523	$5,788